Volkswagen Auto Lease Trust 2009-A	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-29-2009	PAGE 1

A. DATES		Begin	End	# days

1	Determination Date		9/11/2009

2	Payment Date		9/15/2009

3	Collection Period	8/2/2009	8/29/2009	28

4	Monthly Interest Period- Actual	8/17/2009	9/14/2009	29

5	Monthly Interest- Scheduled			30

B. SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	373,000,000.00	163,062,899.27	—	41,127,023.81	121,935,875.46	0.3269058
7	Class A-2 Notes	489,000,000.00	489,000,000.00	—	—	489,000,000.00	1.0000000
8	Class A-3 Notes	774,000,000.00	774,000,000.00	—	—	774,000,000.00	1.0000000
9	Class A-4 Notes	114,000,000.00	114,000,000.00	—	—	114,000,000.00	1.0000000

10	Equals: Total Securities	$1,750,000,000.00	$1,540,062,899.27	$—	$41,127,023.81	$1,498,935,875.46

11	Overcollateralization	545,082,185.79	590,983,662.84			590,983,662.84

12	Total Securitization Value	$2,295,082,185.79	$2,131,046,562.11			$2,089,919,538.30

13	NPV Lease Payments Receivable	1,010,673,954.42	856,341,236.41			821,985,099.17
14	NPV Base Residual	1,284,408,231.37	1,274,705,325.70			1,267,934,439.13

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	1.4521%	190,735.81	1.1697069	41,317,759.62	253.3854102
16	Class A-2 Notes	2.8700%	1,169,525.00	2.3916667	1,169,525.00	2.3916667
17	Class A-3 Notes	3.4100%	2,199,450.00	2.8416667	2,199,450.00	2.8416667
18	Class A-4 Notes	4.5900%	436,050.00	3.8250000	436,050.00	3.8250000

	Equals: Total Securities		3,995,760.81		45,122,784.62

C. COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	36,527,761.29
20	Pull Ahead Waived Payments	2,026.70
21	Sales Proceeds - Early Terminations	10,265,972.31
22	Sales Proceeds - Scheduled Terminations	9,576,314.87
23	Security Deposits for Terminated Accounts	42,699.00
24	Excess Wear and Tear Received	122,112.78
25	Excess Mileage Charges Received	89,001.85
26	Other Recoveries Received	85,094.30

27	Subtotal: Total Collections	56,710,983.10

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	10,072.30

31	Total Available Funds, prior to Servicer Advances	56,721,055.40

32	Servicer Advance	—

33	Total Available Funds	56,721,055.40

34	Reserve Account Draw	—

35	Available for Distribution	56,721,055.40

D. DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		1,775,872.14
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		3,995,760.81
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	50,944,422.46
49	Regular Principal Distribution Amount	41,127,023.81
50	Regular Principal Paid to Noteholders (lesser of Item 49 and Item 50)		41,127,023.81
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		9,817,398.65

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-29-2009	PAGE 2

E. CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	1,540,062,899.27
55	Less: Aggregate Securitization Value (End of Collection Period)	(2,089,919,538.30)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	1,540,062,899.27
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(1,498,935,875.46)

61	Regular Principal Distribution Amount	41,127,023.81

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	2,089,919,538.30
64	Less: Targeted Overcollateralization Amount (25.75% of Initial Securitization Value)	(590,983,662.84)

65	Targeted Note Balance	1,498,935,875.46

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	56,721,055.40
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	1,775,872.14
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	3,995,760.81
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	50,944,422.46
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	50,944,422.46

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F. RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)	17,213,116.39
85	Initial Reserve Account Balance	17,213,116.39
86	Beginning Reserve Account Balance	17,213,116.39
87	Plus: Net Investment Income for the Collection Period	2,726.74

88	Subtotal: Reserve Fund Available for Distribution	17,215,843.13
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)	—
90	Less: Reserve Account Draw Amount (Item 77)	—

91	Subtotal Reserve Account Balance	17,215,843.13
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)	2,726.74

93	Equals: Ending Reserve Account Balance	17,213,116.39

94	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

95	Current Period Net Residual Losses:	Units	Amounts

96	Aggregate Securitization Value for Scheduled Terminated Units	734	9,609,702.11
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(9,609,788.87)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(31,169.30)
99	Less: Excess Wear and Tear Received		(122,112.78)
100	Less: Excess Mileage Received		(89,001.85)

101	Current Period Net Residual Losses/(Gains)	734	(242,370.69)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	1,588	990,869.51
104	Current Period Net Residual Losses (Item 101)	734	(242,370.69)

105	Ending Cumulative Net Residual Losses	2,322	748,498.82

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.03%

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-29-2009	PAGE 3

G. POOL STATISTICS

		Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value	2,295,082,186	2,089,919,538
109	Aggregate Base Residual Value	1,568,723,690	1,500,641,251
110	Number of Current Contracts	104,213	99,456
111	Weighted Average Lease Rate	3.64%	3.63%
112	Average Remaining Term	28.3	23.9
113	Average Original Term	38.6	38.5
114	Proportion of Base Prepayment Assumption Realized		87.60%
115	Actual Monthly Prepayment Speed		0.36%
116	Turn-in Ratio on Scheduled Terminations		80.65%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		100,748	2,418,847,739	2,131,046,562
118	Depreciation/Payments			(33,820,646)	(21,233,484)
119	Gross Credit Losses		(102)	(2,393,000)	(2,272,797)
120	Early Terminations - Regular		(456)	(9,038,716)	(8,011,040)
121	Early Terminations - Lease Pull Aheads		—	—	—
122	Scheduled Terminations - Returned to VCI	7,806,819	(592)	(8,970,021)	(8,018,139)
123	Scheduled Terminations - Purchased	1,802,970	(142)	(1,807,658)	(1,591,563)

124	Pool Balance - End of Period		99,456	2,362,817,698	2,089,919,538

		Units	Securitization Value	Percentage
125	Delinquencies Aging Profile - End of Period
126	Current	98,293	2,065,409,259	98.83%
127	31 - 90 Days Delinquent	1,006	20,741,381	0.99%
128	91+ Days Delinquent	157	3,768,898	0.18%

129	Total	99,456	2,089,919,538	100.00%

		Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units	102	2,272,797
132	Aggregate Liquidation Proceeds on charged-off units		(1,784,570)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations	—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
135	Recoveries on charged-off units		—

136	Current Period Aggregate Net Credit Losses/(Gains)	102	488,227

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses	110	546,708
139	Current Period Net Credit Losses (Item 136)	102	488,227

140	Ending Cumulative Net Credit Losses	212	1,034,934

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.05%

		Units
142	Aging of Scheduled Maturies Not Sold
143	0 - 60 Days since Contract Maturity	3
144	61 - 120 Days since Contract Maturity	7
145	12 1+ Days since Contract Maturity	—

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-29-2009	PAGE 4

     SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

	Scheduled
Payment Date	Reduction	(1)
10/20/2009	31,082,839
11/20/2009	35,496,617
12/20/2009	32,175,360
1/20/2010	35,620,165
2/20/2010	36,916,914
3/20/2010	38,358,481
4/20/2010	43,354,788
5/20/2010	59,623,012
6/20/2010	56,865,210
7/20/2010	33,979,280
8/20/2010	32,182,517
9/20/2010	30,372,468
10/20/2010	29,078,076
11/20/2010	32,676,643
12/20/2010	40,286,750
1/20/2011	39,834,076
2/20/2011	55,674,743
3/20/2011	48,337,314
4/20/2011	68,100,962
5/20/2011	108,204,776
6/20/2011	103,186,877
7/20/2011	95,631,249
8/20/2011	105,541,039
9/20/2011	101,217,765
10/20/2011	82,833,968
11/20/2011	88,217,949
12/20/2011	65,082,792
1/20/2012	52,316,689
2/20/2012	54,845,578
3/20/2012	65,120,537
4/20/2012	101,264,052
5/20/2012	83,625,818
6/20/2012	52,378,787
7/20/2012	24,694,142
8/20/2012	34,732,327
9/20/2012	24,741,451
10/20/2012	16,993,026
11/20/2012	13,614,753
12/20/2012	10,109,180
1/20/2013	6,015,399
2/20/2013	4,970,915
3/20/2013	6,662,883
4/20/2013	7,316,791
5/20/2013	579,619
6/20/2013	3,534
7/20/2013	1,425
8/20/2013	—
9/20/2013	—
10/20/2013	—
11/20/2013	—
12/20/2013	—
1/20/2014	—
2/20/2014	—
3/20/2014	—
4/20/2014	—
5/20/2014	—
6/20/2014	—
7/20/2014	—
8/20/2014	—
9/20/2014	—

Total:	2,089,919,538

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month